Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Non-cash Investing Activities
a.	Non-cash investing activities
In addition to other notes, the Group entered into the following investing activities which include both cash and non-cash
items for the years ended December 31, 2021, 2022 and 2023:

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Payments for property, plant and equipment
Purchase of property, plant and equipment	$74,417,541	$75,800,574	$48,758,649	$1,592,379
Increase (decrease) in other non-current assets	1,184,927	(5,480)	(387,233)	(12,646)
Decrease (increase) in other payables	(4,671,228)	(3,096,926)	5,894,525	192,506
Capitalized borrowing costs	(25,581)	(58,263)	(107,712)	(3,518)

	$70,905,659	$72,639,905	$54,158,229	$1,768,721

Proceeds from disposal of property, plant and equipment
Consideration from disposal of property, plant and equipment	$1,128,850	$612,213	$334,348	$10,920
Decrease in other receivables	610,912	2,784	132,790	4,336
Decrease in other current assets	—	—	8,188	267
Decrease (increase) in other non-current assets	(134,760)	134,760	—	—

	$1,605,002	$749,757	$475,326	$15,523

Change in Liabilities Arising From Financing Activities
b.	Changes in liabilities arising from financing activities
For the year ended December
 31, 2021

	Short-term Borrowings (including financial liabilities for hedging)	Bonds Payable	Long-term Borrowings (including financial liabilities for hedging)	Lease Liabilities	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1, 2021	$34,597,858	$56,253,554	$112,390,724	$5,875,830	$209,117,966
Net financing cash flows	10,043,398	(3,719,057)	16,018,825	(907,403)	21,435,763
Interest under operating activities	—	—	—	800	800
Rent expense under operating activities	—	—	—	(184)	(184)
Equity components of convertible bonds and embedded derivative liability	—	(399,955)	—	—	(399,955)
Non-cash changes
Additions to lease liabilities	—	—	—	2,037,665	2,037,665
Amortization of issuance cost	—	126,283	224,979	—	351,262
Convertible bonds issued by subsidiaries and converted to ordinary shares	—	(102)	—	—	(102)
Lease modifications	—	—	—	(58,799)	(58,799)
Acquisition of subsidiaries (Note 29)	—	—	—	180,745	180,745
Disposal of subsidiaries (Note 30)	(2,443,005)	—	—	(32,655)	(2,475,660)
Reclassification	—	—	—	380,292	380,292
Effects of foreign currency exchange	(1,161,822)	6,614	(2,162,038)	(76,407)	(3,393,653)

Balance at December 31, 2021	$41,036,429	$52,267,337	$126,472,490	$7,399,884	$227,176,140

For the year ended December
 31, 2022

	Short-term Borrowings (including financial liabilities for hedging)	Bonds Payable	Long-term Borrowings (including financial liabilities for hedging)	Lease Liabilities	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1, 2022	$41,036,429	$52,267,337	$126,472,490	$7,399,884	$227,176,140
Net financing cash flows	1,866,253	(3,539,423)	(29,516,421)	(1,035,019)	(32,224,610)
Interest under operating activities	—	—	—	1,394	1,394
Rent expense under operating activities	—	—	—	(1,904)	(1,904)
Equity components of convertible bonds and embedded derivative liability	—	(1,092,004)	—	—	(1,092,004)
Non-cash changes
Additions to lease liabilities	—	—	—	1,379,342	1,379,342
Amortization of issuance cost	—	182,759	114,687	—	297,446
Convertible bonds issued by subsidiaries and converted to ordinary shares	—	(171)	—	—	(171)
Lease modifications	—	—	—	(117,549)	(117,549)
Adjustments for government subsidy	—	—	(46,672)	—	(46,672)
Long-term borrowings transferred to short-term borrowings	1,522,294	—	(1,522,294)	—	—
Effects of foreign currency exchange	2,306,154	31,826	4,487,661	82,339	6,907,980

Balance at December 31, 2022	$46,731,130	$47,850,324	$99,989,451	$7,708,487	$202,279,392

For the year ended December
 31, 2023

	Short-term Borrowings (including financial liabilities for hedging)	Short-term Bills Payable	Bonds Payable	Long-term Borrowings	Lease Liabilities	Total
	NT$		NT$	NT$	NT$	NT$

Balance at January 1, 2023	$46,731,130	$—	$47,850,324	$99,989,451	$7,708,487	$202,279,392
Net financing cash flows	3,231,840	2,787,340	(2,573,366)	(14,263,230)	(1,136,666)	(11,954,082)
Interest under operating activities	—	—	—	—	22	22
Equity components of convertible bonds and embedded derivative liability	—	—	(412,264)	—	—	(412,264)
Non-cash changes
Additions to lease liabilities	—	—	—	—	1,644,665	1,644,665
Convertible bonds issued by subsidiaries and converted to ordinary shares	—	—	(228)	—	—	(228)
Amortization of issuance cost	—	—	319,578	91,538	—	411,116
Lease modifications	—	—	—	—	(113,514)	(113,514)
Adjustments for government subsidy	—	—	—	(1,002)	—	(1,002)
Acquisition through business combinations (Note 29)	—	—	—	—	143,629	143,629
Reclassification	—	—	—	—	(8,226)	(8,226)
Effects of foreign currency exchange	291,218	—	(174,558)	(356,054)	(16,391)	(255,785)

Balance at December 31, 2023	$50,254,188	$2,787,340	$45,009,486	$85,460,703	$8,222,006	$191,733,723

	Short-term Borrowings (including financial liabilities for hedging)	Short-term Bills Payable	Bonds Payable	Long-term Borrowings	Lease Liabilities	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2023	$1,526,163	$—	$1,562,715	$3,265,495	$251,747	$6,606,120
Net financing cash flows	105,547	91,030	(84,042)	(465,814)	(37,122)	(390,401)
Interest under operating activities	—	—	—	—	1	1
Equity components of convertible bonds and embedded derivative liability	—	—	(13,464)	—	—	(13,464)
Non-cash changes
Additions to lease liabilities	—	—	—	—	53,712	53,712
Convertible bonds issued by subsidiaries and converted to ordinary shares	—	—	(8)	—	—	(8)
Amortization of issuance cost		—	10,437	2,989	—	13,426
Lease modifications	—	—	—	—	(3,707)	(3,707)
Adjustments for government subsidy	—	—	—	(33)	—	(33)
Acquisition through business combinations (Note 29)	—	—	—	—	4,691	4,691
Reclassification	—	—	—	—	(269)	(269)
Effects of foreign currency exchange	9,511	—	(5,701)	(11,628)	(536)	(8,354)

Balance at December 31, 2023	$1,641,221	$91,030	$1,469,937	$2,791,009	$268,517	$6,261,714

c.	Total taxes paid

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Operating activities	$7,423,947	$14,250,527	$15,474,646	$505,377
Investing activities	570,700	842,440	—	—

	$7,994,647	$15,092,967	$15,474,646	$505,377